FEDERATED AMERICAN LEADERS FUND, INC.
CLASS C SHARES

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES
CLASS C SHARES
A PORTFOLIO OF FEDERATED INCOME SECURITIES TRUST

FEDERATED GOVERNMENT INCOME SECURITIES, INC.
CLASS C SHARES

FEDERATED HIGH INCOME BOND FUND, INC.
CLASS C SHARES

FEDERATED MDT ALL CAP CORE FUND
CLASS C SHARES
FEDERATED MDT BALANCED FUND
CLASS C SHARES
FEDERATED MDT LARGE CAP GROWTH FUND
CLASS C SHARES
FEDERATED MDT MID CAP GROWTH FUND
CLASS C SHARES
FEDERATED MDT SMALL CAP CORE FUND
CLASS C SHARES
FEDERATED MDT SMALL CAP GROWTH FUND
CLASS C SHARES
FEDERATED MDT SMALL CAP VALUE FUND
CLASS C SHARES
FEDERATED MDT TAX AWARE/ALL CAP CORE FUND
CLASS C SHARES
PORTFOLIOS OF FEDERATED MDT SERIES

FEDERATED MUNICIPAL SECURITIES FUND, INC.
CLASS C SHARES

FEDERATED REAL RETURN BOND FUND
CLASS C SHARES
FEDERATED STOCK AND CALIFORNIA MUNI FUND
CLASS C SHARES
PORTFOLIOS OF FEDERATED INCOME SECURITIES TRUST
SUPPLEMENT TO CURRENT PROSPECTUSES OF THE ABOVE LISTED FUNDS.

EFFECTIVE FEBRUARY 1, 2007, THE 1.00% FRONT-END SALES CHARGE WILL BE ELIMINATED ON CLASS C SHARES OF FEDERATED FUNDS. EFFECTIVE FEBRUARY 1, 2007, PLEASE MAKE THE FOLLOWING CHANGES TO THE CURRENT PROSPECTUSES OF THE ABOVE LISTED FUNDS ("FUNDS").

1. In the current prospectuses of the following Funds, please delete the Class C Shares line item in the Average Annual Total Return Table and replace with the following:


(For the period Ended December 31, 2005)


Federated American Leaders Fund, Inc.

                         1 Year     5 Years     10 Years
 CLASS C SHARES3:
 Return Before Taxes     1.97%      1.10%       7.42%

3 Historical returns do not include the effect of a 1.00% front-end sales charge on Class C Shares purchased prior to February 1, 2007. Effective February 1, 2007, this front-end sales charge was eliminated.

Federated Fund for U.S. Government Securities

                         1 Year      5 Years     10 Years
 CLASS C SHARES2:
 Return Before Taxes     (0.67)%     3.86%       4.47%

2 Historical returns do not include the effect of a 1.00% front-end sales charge on Class C Shares purchased prior to February 1, 2007. Effective February 1, 2007, this front-end sales charge was eliminated.

Federated Government Income Securities, Inc.

                                     1 Year      5 Years     10 Years     Start of Performance1
CLASS C SHARES3 (IF APPLICABLE):
Return Before Taxes                  (0.90)%     3.99%       N/A          4.89%

3 Historical returns do not include the effect of a 1.00% front-end sales charge on Class C Shares purchased prior to February 1, 2007. Effective February 1, 2007, this front-end sales charge was eliminated.

Federated High Income Bond Fund, Inc.

                         1 Year      5 Years     10 Years
 CLASS C SHARES3:
 Return Before Taxes     (0.22)%     6.31%       4.74%

3 Historical returns do not include the effect of a 1.00% front-end sales charge on Class C Shares purchased prior to February 1, 2007. Effective February 1, 2007, this front-end sales charge was eliminated.

Federated MDT All Cap Core Fund

                         1 Year     Start of Performance1
 CLASS C SHARES2,7:
 Return Before Taxes     10.18%     17.56%

7 Historical returns do not include the effect of a 1.00% front-end sales charge on Class C Shares purchased prior to February 1, 2007. Effective February 1, 2007, this front-end sales charge was eliminated.

Federated MDT Balanced Fund

                         1 Year     Start of Performance1
 CLASS C SHARES2,6:
 Return Before Taxes     6.81%      13.98%

6 Historical returns do not include the effect of a 1.00% front-end sales charge on Class C Shares purchased prior to February 1, 2007. Effective February 1, 2007, this front-end sales charge was eliminated.

Federated Municipal Securities Fund, Inc.

                         1 Year     5 Years     10 Years
 CLASS C SHARES2:
 Return Before Taxes     0.39%      3.93%       3.46%

2 Historical returns do not include the effect of a 1.00% front-end sales charge on Class C Shares purchased prior to February 1, 2007. Effective February 1, 2007, this front-end sales charge was eliminated.


2. In the current prospectuses of the following Funds, please delete the Maximum Sales Charge (Load) line item in the table in the section entitled "What are the Funds Fees and Expenses?" and replace with the following:


Federated American Leaders Fund, Inc.


FEES AND EXPENSES

SHAREHOLDER FEES                                                                         CLASS A     CLASS B     CLASS C     CLASS F
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)     5.50%       None        None        1.00%

Federated Fund for U.S. Government Securities, Federated High Income Bond Fund, Inc., Federated Municipal Securities Fund, Inc.


FEES AND EXPENSES

SHAREHOLDER FEES                                                                         CLASS A     CLASS B     CLASS C
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)     4.50%       None        None

Federated Government Income Securities, Inc.


FEES AND EXPENSES

SHAREHOLDER FEES                                                                         CLASS A     CLASS B     CLASS C     CLASS F
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)     4.50%       None        None        1.00%

Federated MDT All Cap Core Fund, Federated MDT Balanced Fund, Federated MDT Large Cap Growth Fund, Federated MDT Mid Cap Growth Fund, Federated MDT Small Cap Core Fund, Federated MDT Small Cap Growth Fund, Federated MDT Small Cap Value Fund, Federated MDT Tax Aware/All Cap Core Fund and Federated Stock and California Muni Fund.

SHAREHOLDER FEES                                                                         CLASS A     CLASS C
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)     5.50%       None


Federated Real Return Bond Fund

SHAREHOLDER FEES                                                                         CLASS A    CLASS C
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)     4.50%       None


3. EXAMPLE


In the current prospectuses of all the Funds, please delete the Class C Shares line item in the table in the sub-section of "What Are The Fund's Fees and Expenses?" entitled "EXAMPLE" and replace with the following:


Federated American Leaders Fund, Inc.

 CLASS C:
 Expenses assuming redemption        $297  $609  $1,047  $2,264
 Expenses assuming no redemption     $197  $609  $1,047  $2,264

Federated Fund for U.S. Government Securities

 CLASS C:
 Expenses assuming redemption        $266  $514  $887  $1,933
 Expenses assuming no redemption     $166  $514  $887  $1,933

FEDERATED GOVERNMENT INCOME SECURITIES, INC.

 CLASS C:
 Expenses assuming redemption        $302  $624  $1,073  $2,317
 Expenses assuming no redemption     $202  $624  $1,073  $2,317

FEDERATED HIGH INCOME BOND FUND, INC.

 CLASS C:
 Expenses assuming redemption        $301  $621  $1,068  $2,306
 Expenses assuming no redemption     $201  $621  $1,068  $2,306

FEDERATED MDT ALL CAP CORE FUND

 CLASS C:
 Expenses assuming redemption        $306  $637  $1,093  $2,358
 Expenses assuming no redemption     $206  $637  $1,093  $2,358

FEDERATED MDT BALANCED FUND

 CLASS C:
 Expenses assuming redemption        $318  $673  $1,154  $2,483
 Expenses assuming no redemption     $218  $673  $1,154  $2,483

FEDERATED MDT LARGE CAP GROWTH FUND

 CLASS C:
 Expenses assuming redemption        $383  $933  $1,737  $3,836
 Expenses assuming no redemption     $283  $933  $1,737  $3,836

FEDERATED MDT MID CAP GROWTH FUND

 CLASS C:
 Expenses assuming redemption        $383  $943  $1,777  $3,943
 Expenses assuming no redemption     $283  $943  $1,777  $3,943

FEDERATED MDT SMALL CAP CORE FUND

 CLASS C:
 Expenses assuming redemption        $383  $898  $1,600  $3,466
 Expenses assuming no redemption     $283  $898  $1,600  $3,466

FEDERATED MDT SMALL CAP GROWTH FUND

 CLASS C:
 Expenses assuming redemption        $383  $921  $1,688  $3,705
 Expenses assuming no redemption     $283  $921  $1,688  $3,705

FEDERATED MDT SMALL CAP VALUE FUND

 CLASS C:
 Expenses assuming redemption        $383  $886  $1,549  $3,322
 Expenses assuming no redemption     $283  $886  $1,549  $3,322

FEDERATED MDT TAX AWARE/ALL CAP CORE FUND

CLASS C:  SHARES PURCHASED ON OR AFTER 2/1/2007*
Expenses assuming redemption                         $383  $880  $1,524  $3,253
Expenses assuming no redemption                      $283  $880  $1,524  $3,253

FEDERATED MUNICIPAL SECURITIES FUND, INC.

 CLASS C:
 Expenses assuming redemption        $276  $545  $939  $2,041
 Expenses assuming no redemption     $176  $545  $939  $2,041

FEDERATED REAL RETURN BOND FUND

 CLASS C:
 Expenses assuming redemption     $332  $715
 Expenses assuming no redemption  $232  $715

FEDERATED STOCK AND CALIFORNIA MUNI FUND

 CLASS C:
 Expenses assuming redemption        $454  $1,077
 Expenses assuming no redemption     $354  $1,077


4. In the current prospectuses of all the funds, please the delete Class C Shares line item in the investment summary table in the section entitled "What Do Shares Cost?" and replace with the following:

                                                     MAXIMUM SALES CHARGES
 SHARES OFFERED                MINIMUM         FRONT-END        CONTINGENT
                    INITIAL/SUBSEQUENT     SALES CHARGE2          DEFERRED
                            INVESTMENT                       SALES CHARGE3
                              AMOUNTS1
 Class C                   $1,500/$100              None             1.00%


5. In the current prospectuses of the Funds, under the section entitled "What Do Shares Cost?" please delete the three paragraphs following the investment summary table and replace with the following:


FEDERATED AMERICAN LEADERS FUND, INC. AND FEDERATED GOVERNMENT INCOME SECURITIES, INC.

As shown in the table above, each class of Shares has a different sales charge structure. In addition, the ongoing annual operating expenses ("expense ratios"), as well as the compensation payable to financial intermediaries, also vary among the classes. Before you decide which class to purchase, you should review the different charges and expenses of each class carefully, in light of your personal circumstances, and consult with your financial intermediary.

Among the important factors to consider are the amount you plan to invest and the length of time you expect to hold your investment. You should consider, for example, that it may be possible to reduce the front-end sales charges imposed on purchases of Class A Shares and Class F Shares. Among other ways, Class A Shares and Class F Shares have a series of "breakpoints," which means that the front-end sales charges decrease (and can be eliminated entirely) as the amount invested increases. (The breakpoint schedule is set out below under "Sales Charge When You Purchase.") On the other hand, Class B Shares do not have front-end sales charges, but the deferred sales charges imposed on redemptions of Class B Shares do not vary at all in relation to the amounts invested. Rather, these charges decrease with the passage of time (ultimately going to zero after seven years). Finally, Class C Shares do not have front-end sales charges, but do impose a contingent deferred sales charge only if redeemed within one year after purchase; however, the asset-based 12b-1 fees charged to Class C Shares are greater than those charged to Class A Shares and comparable to those charged to Class B Shares.

You should also consider that the expense ratio for Class A Shares will be lower than that for Class B or Class C Shares. Thus, the fact that no front-end charges are ever imposed on purchases of Class B Shares or Class C Shares does not always make them preferable to Class A Shares.


FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, FEDERATED HIGH INCOME BOND FUND, INC., FEDERATED MDT ALL CAP CORE FUND, FEDERATED MDT BALANCED FUND, FEDERATED MDT LARGE CAP GROWTH FUND, FEDERATED MDT MID CAP GROWTH FUND, FEDERATED MDT SMALL CAP CORE FUND, FEDERATED MDT SMALL CAP GROWTH FUND, FEDERATED MDT SMALL CAP VALUE FUND, FEDERATED MDT TAX AWARE/ALL CAP CORE FUND, FEDERATED MUNICIPAL SECURITIES FUND, INC., FEDERATED REAL RETURN BOND FUND AND FEDERATED STOCK AND CALIFORNIA MUNI FUND.

As shown in the table above, each class of Shares has a different sales charge structure. In addition, the ongoing annual operating expenses ("expense ratios"), as well as the compensation payable to financial intermediaries, also vary among the classes. Before you decide which class to purchase, you should review the different charges and expenses of each class carefully, in light of your personal circumstances, and consult with your financial intermediary.

Among the important factors to consider are the amount you plan to invest and the length of time you expect to hold your investment. You should consider, for example, that it may be possible to reduce the front-end sales charges imposed on purchases of Class A Shares. Among other ways, Class A Shares have a series of "breakpoints," which means that the front-end sales charges decrease (and can be eliminated entirely) as the amount invested increases. (The breakpoint schedule is set out below under "Sales Charge When You Purchase.") On the other hand, Class B Shares do not have front-end sales charges, but the deferred sales charges imposed on redemptions of Class B Shares do not vary at all in relation to the amounts invested. Rather, these charges decrease with the passage of time (ultimately going to zero after seven years). Finally, Class C Shares do not have front-end sales charges, but do impose a contingent deferred sales charge only if redeemed within one year after purchase; however, the asset-based 12b-1 fees charged to Class C Shares are greater than those charged to Class A Shares and comparable to those charged to Class B Shares.

You should also consider that the expense ratio for Class A Shares will be lower than that for Class B or Class C Shares. Thus, the fact that no front-end charges are ever imposed on purchases of Class B Shares or Class C Shares does not always make them preferable to Class A Shares.



6. In the current prospectuses of all the Funds, please delete the Class C Shares line item in the table entitled "Sales Charge when you Purchase."



7. Under the sub-section of "Payments To Financial Intermediaries" entitled "Front-End Sales Charge Reallowances" please delete the line item regarding Class C Shares from the current prospectuses of all the Funds.



8. In the current prospectuses of all the Funds, under the section entitled "How To Redeem and Exchange Shares," please replace the sub-section entitled "Systematic Withdrawal/Exchange Program" with the following:

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.



9. Effective February 1, 2007, for all of the Funds, please add the following table and footnote below the table for Class C Shares in "Appendix A:
Hypothetical Investment and Expense Information:"


FEDERATED AMERICAN LEADERS FUND - CLASS C SHARES -
SHARES PURCHASED ON OR AFTER FEBRUARY 1, 20071
ANNUAL EXPENSE RATIO: 1.94%
MAXIMUM FRONT-END SALES CHARGE:  0.00%

 YEAR        HYPOTHETICAL  HYPOTHETICAL  INVESTMENT  HYPOTHETICAL  HYPOTHETICAL
              BEGINNING     PERFORMANCE   AFTER      EXPENSES      ENDING
             INVESTMENT     EARNINGS     RETURNS                   INVESTMENT
 1           $10,000.00    $500.00       $10,500.00  $196.97       $10,306.00
 2           $10,306.00    $515.30       $10,821.30  $203.00       $10,621.36
 3           $10,621.36    $531.07       $11,152.43  $209.21       $10,946.37
 4           $10,946.37    $547.32       $11,493.69  $215.61       $11,281.33
 5           $11,281.33    $564.07       $11,845.40  $222.21       $11,626.54
 6           $11,626.54    $581.33       $12,207.87  $229.01       $11,982.31
 7           $11,982.31    $599.12       $12,581.43  $236.01       $12,348.97
 8           $12,348.97    $617.45       $12,966.42  $243.24       $12,726.85
 9           $12,726.85    $636.34       $13,363.19  $250.68       $13,116.29
 10          $13,116.29    $655.81       $13,772.10  $258.35       $13,517.65
 Cumulative                $5,747.81                 $2,264.29
1. Effective February 1, 2007, the 1.00% front-end sales charge on Class C Shares was eliminated. If you purchased shares on or before January 31, 2007, please refer to the chart which includes the maximum front-end Sales Charge of 1.00%.



FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES - CLASS C SHARES
SHARES PURCHASED ON OR AFTER FEBRUARY 1, 20071
ANNUAL EXPENSE RATIO: 1.63%
MAXIMUM FRONT-END SALES CHARGE:  0.00%
 YEAR        HYPOTHETICAL  HYPOTHETICAL  INVESTMENT  HYPOTHETICAL  HYPOTHETICAL
              BEGINNING     PERFORMANCE   AFTER      EXPENSES      ENDING
             INVESTMENT     EARNINGS     RETURNS                   INVESTMENT
 1           $10,000.00    $500.00       $10,500.00  $165.75       $10,337.00
 2           $10,337.00    $516.85       $10,853.85  $171.33       $10,685.36
 3           $10,685.36    $534.27       $11,219.63  $177.11       $11,045.46
 4           $11,045.46    $552.27       $11,597.73  $183.07       $11,417.69
 5           $11,417.69    $570.88       $11,988.57  $189.24       $11,802.47
 6           $11,802.47    $590.12       $12,392.59  $195.62       $12,200.21
 7           $12,200.21    $610.01       $12,810.22  $202.21       $12,611.36
 8           $12,611.36    $630.57       $13,241.93  $209.03       $13,036.36
 9           $13,036.36    $651.82       $13,688.18  $216.07       $13,475.69
 10          $13,475.69    $673.78       $14,149.47  $223.35       $13,929.82
 Cumulative                $5,830.57                 $1,932.78
1. Effective February 1, 2007, the 1.00% front-end sales charge on Class C Shares was eliminated. If you purchased shares on or before January 31, 2007, please refer to the chart which includes the maximum front-end Sales Charge of 1.00%.

FEDERATED GOVERNMENT INCOME SECURITIES, INC. - CLASS C SHARES
SHARES PURCHASED ON OR AFTER FEBRUARY 1, 20071
ANNUAL EXPENSE RATIO: 1.99%
MAXIMUM FRONT-END SALES CHARGE:  0.00%
 YEAR        HYPOTHETICAL  HYPOTHETICAL  INVESTMENT  HYPOTHETICAL  HYPOTHETICAL
              BEGINNING     PERFORMANCE   AFTER      EXPENSES      ENDING
             INVESTMENT     EARNINGS     RETURNS                   INVESTMENT
 1           $10,000.00    $500.00       $10,500.00  $201.99       $10,301.00
 2           $10,301.00    $515.05       $10,816.05  $208.07       $10,611.06
 3           $10,611.06    $530.55       $11,141.61  $214.34       $10,930.45
 4           $10,930.45    $546.52       $11,476.97  $220.79       $11,259.46
 5           $11,259.46    $562.97       $11,822.43  $227.44       $11,598.37
 6           $11,598.37    $579.92       $12,178.29  $234.28       $11,947.48
 7           $11,947.48    $597.37       $12,544.85  $241.33       $12,307.10
 8           $12,307.10    $615.36       $12,922.46  $248.60       $12,677.54
 9           $12,677.54    $633.88       $13,311.42  $256.08       $13,059.13
 10          $13,059.13    $652.96       $13,712.09  $263.79       $13,452.21
 Cumulative                $5,734.58                 $2,316.71
1. Effective February 1, 2007, the 1.00% front-end sales charge on Class C Shares was eliminated. If you purchased shares on or before January 31, 2007, please refer to the chart which includes the maximum front-end Sales Charge of 1.00%.



FEDERATED HIGH INCOME BOND FUND, INC. - CLASS C SHARES
SHARES PURCHASED ON OR AFTER FEBRUARY 1, 20071
ANNUAL EXPENSE RATIO: 1.98%
MAXIMUM FRONT-END SALES CHARGE:  0.00%
 YEAR        HYPOTHETICAL  HYPOTHETICAL  INVESTMENT  HYPOTHETICAL  HYPOTHETICAL
              BEGINNING     PERFORMANCE   AFTER      EXPENSES      ENDING
             INVESTMENT     EARNINGS     RETURNS                   INVESTMENT
 1           $10,000.00    $500.00       $10,500.00  $200.99       $10,302.00
 2           $10,302.00    $515.10       $10,817.10  $207.06       $10,613.12
 3           $10,613.12    $530.66       $11,143.78  $213.31       $10,933.64
 4           $10,933.64    $546.68       $11,480.32  $219.76       $11,263.84
 5           $11,263.84    $563.19       $11,827.03  $226.39       $11,604.01
 6           $11,604.01    $580.20       $12,184.21  $233.23       $11,954.45
 7           $11,954.45    $597.72       $12,552.17  $240.27       $12,315.47
 8           $12,315.47    $615.77       $12,931.24  $247.53       $12,687.40
 9           $12,687.40    $634.37       $13,321.77  $255.00       $13,070.56
 10          $13,070.56    $653.53       $13,724.09  $262.70       $13,465.29
 Cumulative                $5,737.22                 $2,306.24
1. Effective February 1, 2007, the 1.00% front-end sales charge on Class C Shares was eliminated. If you purchased shares on or before January 31, 2007, please refer to the chart which includes the maximum front-end Sales Charge of 1.00%.



FEDERATED MDT ALL CAP CORE FUND - CLASS C SHARES
SHARES PURCHASED ON OR AFTER FEBRUARY 1, 20071
ANNUAL EXPENSE RATIO: 2.03%
MAXIMUM FRONT-END SALES CHARGE: 0.00%
 YEAR        HYPOTHETICAL  HYPOTHETICAL  INVESTMENT  HYPOTHETICAL  HYPOTHETICAL
              BEGINNING     PERFORMANCE   AFTER      EXPENSES      ENDING
             INVESTMENT     EARNINGS     RETURNS                   INVESTMENT
 1           $10,000.00    $500.00       $10,500.00  $206.01       $10,297.00
 2           $10,297.00    $514.85       $10,811.85  $212.13       $10,602.82
 3           $10,602.82    $530.14       $11,132.96  $218.43       $10,917.72
 4           $10,917.72    $545.89       $11,463.61  $224.92       $11,241.98
 5           $11,241.98    $562.10       $11,804.08  $231.60       $11,575.87
 6           $11,575.87    $578.79       $12,154.66  $238.48       $11,919.67
 7           $11,919.67    $595.98       $12,515.65  $245.56       $12,273.68
 8           $12,273.68    $613.68       $12,887.36  $252.86       $12,638.21
 9           $12,638.21    $631.91       $13,270.12  $260.37       $13,013.56
 10          $13,013.56    $650.68       $13,664.24  $268.10       $13,400.06
 Cumulative                $5,724.02                 $2,358.46
1. Effective February 1, 2007, the 1.00% front-end sales charge on Class C Shares was eliminated. If you purchased shares on or before January 31, 2007, please refer to the chart which includes the maximum front-end Sales Charge of 1.00%.

FEDERATED MDT BALANCED FUND - CLASS C SHARES
SHARES PURCHASED ON OR AFTER FEBRUARY 1, 20071
ANNUAL EXPENSE RATIO: 2.15%
MAXIMUM FRONT-END SALES CHARGE: 0.00%
 YEAR        HYPOTHETICAL  HYPOTHETICAL  INVESTMENT  HYPOTHETICAL  HYPOTHETICAL
              BEGINNING     PERFORMANCE   AFTER      EXPENSES      ENDING
             INVESTMENT     EARNINGS     RETURNS                   INVESTMENT
 1           $10,000.00    $500.00       $10,500.00  $218.06       $10,285.00
 2           $10,285.00    $514.25       $10,799.25  $224.28       $10,578.12
 3           $10,578.12    $528.91       $11,107.03  $230.67       $10,879.60
 4           $10,879.60    $543.98       $11,423.58  $237.24       $11,189.67
 5           $11,189.67    $559.48       $11,749.15  $244.01       $11,508.58
 6           $11,508.58    $575.43       $12,084.01  $250.96       $11,836.57
 7           $11,836.57    $591.83       $12,428.40  $258.11       $12,173.91
 8           $12,173.91    $608.70       $12,782.61  $265.47       $12,520.87
 9           $12,520.87    $626.04       $13,146.91  $273.03       $12,877.71
 10          $12,877.71    $643.89       $13,521.60  $280.82       $13,244.72
 Cumulative                $5,692.51                 $2,482.65
1. Effective February 1, 2007, the 1.00% front-end sales charge on Class C Shares was eliminated. If you purchased shares on or before January 31, 2007, please refer to the chart which includes the maximum front-end Sales Charge of 1.00%.

FEDERATED MDT LARGE CAP GROWTH FUND - CLASS C SHARES
SHARES PURCHASED ON OR AFTER FEBRUARY 1, 20071
ANNUAL EXPENSE RATIO: 2.80%
MAXIMUM FRONT-END SALES CHARGE: 0.00%

YEAR               HYPOTHETICAL  HYPOTHETICAL  INVESTMENT   HYPOTHETICAL  HYPOTHETICAL
                      BEGINNING   PERFORMANCE       AFTER       EXPENSES        ENDING
                     INVESTMENT      EARNINGS     RETURNS                   INVESTMENT
1                  $10,000.00    $500.00       $10,500.00  $283.08        $10,220.00
2                  $10,220.00    $511.00       $10,731.00  $289.31        $10,444.84
Contractual/Gross                                          Annual Expense Ratio: 3.43%
3                  $10,444.84    $522.24       $10,967.08  $361.07        $10,608.82
Gross                                                      Annual Expense Ratio: 3.74%
4                  $10,608.82    $530.44       $11,139.26  $399.27        $10,742.49
5                  $10,742.49    $537.12       $11,279.61  $404.30        $10,877.85
6                  $10,877.85    $543.89       $11,421.74  $409.39        $11,014.91
7                  $11,014.91    $550.75       $11,565.66  $414.55        $11,153.70
8                  $11,153.70    $557.69       $11,711.39  $419.78        $11,294.24
9                  $11,294.24    $564.71       $11,858.95  $425.07        $11,436.55
10                 $11,436.55    $571.83       $12,008.38  $430.42        $11,580.65
Cumulative                       $5,389.67                 $3,836.24

1. Effective February 1, 2007, the 1.00% front-end sales charge on Class C Shares was eliminated. If you purchased shares on or before January 31, 2007, please refer to the chart which includes the maximum front-end Sales Charge of 1.00%.

FEDERATED MDT MID CAP GROWTH FUND - CLASS C SHARES
SHARES PURCHASED ON OR AFTER FEBRUARY 1, 20071
ANNUAL EXPENSE RATIO: 2.80%
MAXIMUM FRONT-END SALES CHARGE: 0.00%

YEAR               HYPOTHETICAL  HYPOTHETICAL  INVESTMENT  HYPOTHETICAL   HYPOTHETICAL
                    BEGINNING     PERFORMANCE   AFTER      EXPENSES       ENDING
                   INVESTMENT     EARNINGS     RETURNS                    INVESTMENT
1                  $10,000.00    $500.00       $10,500.00  $283.08        $10,220.00
2                  $10,220.00    $511.00       $10,731.00  $289.31        $10,444.84
Contractual/Gross                                          Annual Expense Ratio: 3.52%
3                  $10,444.84    $522.24       $10,967.08  $370.38        $10,599.42
Gross                                                      Annual Expense Ratio: 3.89%
4                  $10,599.42    $529.97       $11,129.39  $414.61        $10,717.07
5                  $10,717.07    $535.85       $11,252.92  $419.21        $10,836.03
6                  $10,836.03    $541.80       $11,377.83  $423.86        $10,956.31
7                  $10,956.31    $547.82       $11,504.13  $428.57        $11,077.93
8                  $11,077.93    $553.90       $11,631.83  $433.32        $11,200.90
9                  $11,200.90    $560.05       $11,760.95  $438.13        $11,325.23
10                 $11,325.23    $566.26       $11,891.49  $443.00        $11,450.94
Cumulative                       $5,368.89                 $3,943.47

1. Effective February 1, 2007, the 1.00% front-end sales charge on Class C Shares was eliminated. If you purchased shares on or before January 31, 2007, please refer to the chart which includes the maximum front-end Sales Charge of 1.00%.

FEDERATED MDT SMALL CAP CORE FUND - CLASS C SHARES
SHARES PURCHASED ON OR AFTER FEBRUARY 1, 20071
ANNUAL EXPENSE RATIO: 2.80%
MAXIMUM FRONT-END SALES CHARGE: 0.00%

YEAR               HYPOTHETICAL  HYPOTHETICAL  INVESTMENT  HYPOTHETICAL   HYPOTHETICAL
                    BEGINNING     PERFORMANCE   AFTER      EXPENSES       ENDING
                   INVESTMENT     EARNINGS     RETURNS                    INVESTMENT
1                  $10,000.00    $500.00       $10,500.00  $283.08        $10,220.00
2                  $10,220.00    $511.00       $10,731.00  $289.31        $10,444.84
Contractual/Gross                                          Annual Expense Ratio: 3.09%
3                  $10,444.84    $522.24       $10,967.08  $325.83        $10,644.34
Gross                                                      Annual Expense Ratio: 3.24%
4                  $10,644.34    $532.22       $11,176.56  $347.91        $10,831.68
5                  $10,831.68    $541.58       $11,373.26  $354.03        $11,022.32
6                  $11,022.32    $551.12       $11,573.44  $360.27        $11,216.31
7                  $11,216.31    $560.82       $11,777.13  $366.61        $11,413.72
8                  $11,413.72    $570.69       $11,984.41  $373.06        $11,614.60
9                  $11,614.60    $580.73       $12,195.33  $379.62        $11,819.02
10                 $11,819.02    $590.95       $12,409.97  $386.31        $12,027.03
Cumulative                       $5,461.35                 $3,466.03

1. Effective February 1, 2007, the 1.00% front-end sales charge on Class C Shares was eliminated. If you purchased shares on or before January 31, 2007, please refer to the chart which includes the maximum front-end Sales Charge of 1.00%.

FEDERATED MDT SMALL CAP GROWTH FUND - CLASS C SHARES
SHARES PURCHASED ON OR AFTER FEBRUARY 1, 20071
ANNUAL EXPENSE RATIO: 2.80%
MAXIMUM FRONT-END SALES CHARGE: 0.00%

YEAR               HYPOTHETICAL  HYPOTHETICAL  INVESTMENT  HYPOTHETICAL   HYPOTHETICAL
                    BEGINNING     PERFORMANCE   AFTER      EXPENSES       ENDING
                   INVESTMENT     EARNINGS     RETURNS                    INVESTMENT
1                  $10,000.00    $500.00       $10,500.00  $283.08        $10,220.00
2                  $10,220.00    $511.00       $10,731.00  $289.31        $10,444.84
Contractual/Gross                                          Annual Expense Ratio: 3.31%
3                  $10,444.84    $522.24       $10,967.08  $348.65        $10,621.36
Gross                                                      Annual Expense Ratio: 3.56%
4                  $10,621.36    $531.07       $11,152.43  $380.84        $10,774.31
5                  $10,774.31    $538.72       $11,313.03  $386.33        $10,929.46
6                  $10,929.46    $546.47       $11,475.93  $391.89        $11,086.84
7                  $11,086.84    $554.34       $11,641.18  $397.53        $11,246.49
8                  $11,246.49    $562.32       $11,808.81  $403.26        $11,408.44
9                  $11,408.44    $570.42       $11,978.86  $409.06        $11,572.72
10                 $11,572.72    $578.64       $12,151.36  $414.96        $11,739.37
Cumulative                       $5,415.22                 $3,704.91

1. Effective February 1, 2007, the 1.00% front-end sales charge on Class C Shares was eliminated. If you purchased shares on or before January 31, 2007, please refer to the chart which includes the maximum front-end Sales Charge of 1.00%.

FEDERATED MDT SMALL CAP VALUE FUND - CLASS C SHARES
SHARES PURCHASED ON OR AFTER FEBRUARY 1, 20071
ANNUAL EXPENSE RATIO: 2.80%
MAXIMUM FRONT-END SALES CHARGE: 0.00%

YEAR               HYPOTHETICAL  HYPOTHETICAL  INVESTMENT   HYPOTHETICAL  HYPOTHETICAL
                      BEGINNING   PERFORMANCE       AFTER       EXPENSES        ENDING
                     INVESTMENT      EARNINGS     RETURNS                   INVESTMENT
1                  $10,000.00    $500.00       $10,500.00  $283.08        $10,220.00
2                  $10,220.00    $511.00       $10,731.00  $289.31        $10,444.84
Contractual/Gross                                          Annual Expense Ratio: 2.97%
3                  $10,444.84    $522.24       $10,967.08  $313.36        $10,656.87
Gross                                                      Annual Expense Ratio: 3.05%
4                  $10,656.87    $532.84       $11,189.71  $328.20        $10,864.68
5                  $10,864.68    $543.23       $11,407.91  $334.60        $11,076.54
6                  $11,076.54    $553.83       $11,630.37  $341.13        $11,292.53
7                  $11,292.53    $564.63       $11,857.16  $347.78        $11,512.73
8                  $11,512.73    $575.64       $12,088.37  $354.56        $11,737.23
9                  $11,737.23    $586.86       $12,324.09  $361.48        $11,966.11
10                 $11,966.11    $598.31       $12,564.42  $368.52        $12,199.45
Cumulative                       $5,488.58                 $3,322.02

1. Effective February 1, 2007, the 1.00% front-end sales charge on Class C Shares was eliminated. If you purchased shares on or before January 31, 2007, please refer to the chart which includes the maximum front-end Sales Charge of 1.00%.

FEDERATED MDT TAX AWARE/ALL CAP CORE FUND - CLASS C SHARES
SHARES PURCHASED ON OR AFTER FEBRUARY 1, 20071
ANNUAL EXPENSE RATIO: 2.80%
MAXIMUM FRONT-END SALES CHARGE: 0.00%

YEAR               HYPOTHETICAL  HYPOTHETICAL  INVESTMENT  HYPOTHETICAL   HYPOTHETICAL
                    BEGINNING     PERFORMANCE   AFTER      EXPENSES       ENDING
                   INVESTMENT     EARNINGS     RETURNS                    INVESTMENT
1                  $10,000.00    $500.00       $10,500.00  $283.08        $10,220.00
2                  $10,220.00    $511.00       $10,731.00  $289.31        $10,444.84
Contractual/Gross                                          Annual Expense Ratio: 2.91%
3                  $10,444.84    $522.24       $10,967.08  $307.12        $10,663.14
Gross                                                      Annual Expense Ratio: 2.96%
4                  $10,663.14    $533.16       $11,196.30  $318.85        $10,880.67
5                  $10,880.67    $544.03       $11,424.70  $325.35        $11,102.64
6                  $11,102.64    $555.13       $11,657.77  $331.99        $11,329.13
7                  $11,329.13    $566.46       $11,895.59  $338.76        $11,560.24
8                  $11,560.24    $578.01       $12,138.25  $345.67        $11,796.07
9                  $11,796.07    $589.80       $12,385.87  $352.73        $12,036.71
10                 $12,036.71    $601.84       $12,638.55  $359.92        $12,282.26
Cumulative                       $5,501.67                 $3,252.78

1. Effective February 1, 2007, the 1.00% front-end sales charge on Class C Shares was eliminated. If you purchased shares on or before January 31, 2007, please refer to the chart which includes the maximum front-end Sales Charge of 1.00%.



FEDERATED MUNICIPAL SECURITIES FUND, INC. - CLASS C SHARES
SHARES PURCHASED ON OR AFTER FEBRUARY 1, 20071
ANNUAL EXPENSE RATIO: 1.73%
MAXIMUM FRONT-END SALES CHARGE:  0.00%
 YEAR        HYPOTHETICAL  HYPOTHETICAL  INVESTMENT  HYPOTHETICAL  HYPOTHETICAL
              BEGINNING     PERFORMANCE   AFTER      EXPENSES      ENDING
             INVESTMENT     EARNINGS     RETURNS                   INVESTMENT
 1           $10,000.00    $500.00       $10,500.00  $175.83       $10,327.00
 2           $10,327.00    $516.35       $10,843.35  $181.58       $10,664.69
 3           $10,664.69    $533.23       $11,197.92  $187.52       $11,013.43
 4           $11,013.43    $550.67       $11,564.10  $193.65       $11,373.57
 5           $11,373.57    $568.68       $11,942.25  $199.98       $11,745.49
 6           $11,745.49    $587.27       $12,332.76  $206.52       $12,129.57
 7           $12,129.57    $606.48       $12,736.05  $213.27       $12,526.21
 8           $12,526.21    $626.31       $13,152.52  $220.25       $12,935.82
 9           $12,935.82    $646.79       $13,582.61  $227.45       $13,358.82
 10          $13,358.82    $667.94       $14,026.76  $234.89       $13,795.65
 Cumulative                $5,803.72                 $2,040.94
1. Effective February 1, 2007, the 1.00% front-end sales charge on Class C Shares was eliminated. If you purchased shares on or before January 31, 2007, please refer to the chart which includes the maximum front-end Sales Charge of 1.00%.



FEDERATED REAL RETURN BOND FUND - CLASS C SHARES
SHARES PURCHASED ON OR AFTER FEBRUARY 1, 20071
ANNUAL EXPENSE RATIO: 2.29%
MAXIMUM FRONT-END SALES CHARGE:  0.00%
 YEAR        HYPOTHETICAL  HYPOTHETICAL  INVESTMENT  HYPOTHETICAL  HYPOTHETICAL
              BEGINNING     PERFORMANCE   AFTER      EXPENSES      ENDING
             INVESTMENT     EARNINGS     RETURNS                   INVESTMENT
 1           $10,000.00    $500.00       $10,500.00  $232.10       $10,271.00
 2           $10,271.00    $513.55       $10,784.55  $238.39       $10,549.34
 3           $10,549.34    $527.47       $11,076.81  $244.85       $10,835.23
 4           $10,835.23    $541.76       $11,376.99  $251.49       $11,128.86
 5           $11,128.86    $556.44       $11,685.30  $258.30       $11,430.45
 6           $11,430.45    $571.52       $12,001.97  $265.30       $11,740.22
 7           $11,740.22    $587.01       $12,327.23  $272.49       $12,058.38
 8           $12,058.38    $602.92       $12,661.30  $279.88       $12,385.16
 9           $12,385.16    $619.26       $13,004.42  $287.46       $12,720.80
 10          $12,720.80    $636.04       $13,356.84  $295.25       $13,065.53
 Cumulative                $5,655.97                 $2,625.51
1. Effective February 1, 2007, the 1.00% front-end sales charge on Class C Shares was eliminated. If you purchase shares on or before January 31, 2007, please refer to the chart which includes the maximum front-end Sales Charge of 1.00%.



FEDERATED STOCK AND CALIFORNIA MUNI FUND: CLASS C SHARES
SHARES PURCHASED ON OR AFTER FEBRUARY 1, 20071
ANNUAL EXPENSE RATIO: 3.51%
MAXIMUM FRONT-END SALES CHARGE: 0.00%
 YEAR        HYPOTHETICAL  HYPOTHETICAL  INVESTMENT  HYPOTHETICAL  HYPOTHETICAL
              BEGINNING     PERFORMANCE   AFTER      EXPENSES      ENDING
             INVESTMENT     EARNINGS     RETURNS                   INVESTMENT
 1           $10,000.00    $500.00       $10,500.00  $353.61       $10,149.00
 2           $10,149.00    $507.45       $10,656.45  $358.88       $10,300.22
 3           $10,300.22    $515.01       $10,815.23  $364.23       $10,453.69
 4           $10,453.69    $522.68       $10,976.37  $369.66       $10,609.45
 5           $10,609.45    $530.47       $11,139.92  $375.17       $10,767.53
 6           $10,767.53    $538.38       $11,305.91  $380.76       $10,927.97
 7           $10,927.97    $546.40       $11,474.37  $386.43       $11,090.80
 8           $11,090.80    $554.54       $11,645.34  $392.19       $11,256.05
 9           $11,256.05    $562.80       $11,818.85  $398.03       $11,423.77
 10          $11,423.77    $571.19       $11,994.96  $403.96       $11,593.98
 Cumulative                $5,348.92                 $3,782.92
1. Effective February 1, 2007, the 1.00% front-end sales charge on Class C Shares was eliminated. If you purchase shares on or before January 31, 2007, please refer to the chart which includes the maximum front-end Sales Charge of 1.00%.




                                                               December 12, 2006







Cusip  313914301
Cusip  313912404
Cusip  314195306
Cusip  31420C761
Cusip  3140C886
Cusip  313913303
Cusip  31421R205
Cusip  31421R833
Cusip  31421R809
Cusip  31421R866
Cusip  31421R791
Cusip  31421R767
Cusip  31421R734
Cusip  31421R502
Cusip  31420C738

36029 (12/06)